GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL
1	GENERAL

Gold Fields Limited (formerly Driefontein Consolidated Limited, or Driefontein, the Company or the Group) was originally incorporated in South Africa and listed on the JSE Securities Exchange S.A. (“JSE”) during 1968 as East Driefontein Gold Mining Company Limited. Following a merger with West Driefontein Gold Mining Company Limited, it was renamed Driefontein on June 15, 1981. On May 10, 1999, Driefontein completed a business combination, with another South African company listed on the JSE, Gold Fields Limited (“Old Gold Fields”). Old Gold Fields evolved through a series of transactions in 1998, whereby it acquired substantially all of the gold mining assets and interests previously held by Gold Fields of South Africa Limited, Gencor Limited, New Wits Limited and certain other shareholders in the companies owning the assets and interests. These assets and interests included publicly traded gold mining companies, mineral rights and service agreements. Driefontein, the surviving entity, was renamed Gold Fields Limited, and Old Gold Fields was renamed GFL Mining Services Limited, effective from that date. The Group is engaged in gold mining and related activities, including exploration, extraction, processing and smelting. Gold bullion, the Group’s principal product, is currently produced in South Africa, Ghana and Australia and sold in South Africa and internationally.

The Group also produces copper/gold concentrate in Peru, which is sold internationally.